FINANCIAL INSTRUMENTS (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Net Derivative Financial Liability	$ (13,715)	$ 0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	JP Morgan
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 11, 2024
Maturity date of hedging instrument	Feb. 18, 2025
Net Derivative Financial Liability	$ (1,119)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Santander Chile
Value of hedging instrument	$ 43,000,000
Starting date of Hedging instrument	Dec. 11, 2024
Maturity date of hedging instrument	Feb. 18, 2025
Net Derivative Financial Liability	$ (1,106)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Bank of America
Value of hedging instrument	$ 73,000,000
Starting date of Hedging instrument	Dec. 11, 2024
Maturity date of hedging instrument	Mar. 26, 2025
Net Derivative Financial Liability	$ (1,773)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Four [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	HSBC Bank
Value of hedging instrument	$ 70,000,000
Starting date of Hedging instrument	Dec. 13, 2024
Maturity date of hedging instrument	May 15, 2025
Net Derivative Financial Liability	$ (1,732)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Five [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	SMBC
Value of hedging instrument	$ 73,000,000
Starting date of Hedging instrument	Dec. 13, 2024
Maturity date of hedging instrument	Jun. 25, 2025
Net Derivative Financial Liability	$ (1,897)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Six [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	MUFG
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 16, 2024
Maturity date of hedging instrument	Aug. 18, 2025
Net Derivative Financial Liability	$ (999)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Seven [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Santander Chile
Value of hedging instrument	$ 48,000,000
Starting date of Hedging instrument	Dec. 16, 2024
Maturity date of hedging instrument	Aug. 18, 2025
Net Derivative Financial Liability	$ (854)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Eight [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Bank of America
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 17, 2024
Maturity date of hedging instrument	Sep. 24, 2025
Net Derivative Financial Liability	$ (237)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Nine [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	JP Morgan
Value of hedging instrument	$ 44,000,000
Starting date of Hedging instrument	Dec. 17, 2024
Maturity date of hedging instrument	Sep. 24, 2025
Net Derivative Financial Liability	$ 5	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Ten [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Santander Chile
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 18, 2024
Maturity date of hedging instrument	Nov. 17, 2025
Net Derivative Financial Liability	$ (223)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Eleven [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	JP Morgan
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 18, 2024
Maturity date of hedging instrument	Nov. 17, 2025
Net Derivative Financial Liability	$ (95)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twelve [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	HSBC Bank
Value of hedging instrument	$ 29,000,000
Starting date of Hedging instrument	Dec. 18, 2024
Maturity date of hedging instrument	Nov. 17, 2025
Net Derivative Financial Liability	$ (66)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Thirteen [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	SMBC
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 19, 2024
Maturity date of hedging instrument	Dec. 17, 2025
Net Derivative Financial Liability	$ 631	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Fourteen [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	JP Morgan
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 19, 2024
Maturity date of hedging instrument	Dec. 17, 2025
Net Derivative Financial Liability	$ (120)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Fifteen [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Bank of America
Value of hedging instrument	$ 21,000,000
Starting date of Hedging instrument	Dec. 19, 2024
Maturity date of hedging instrument	Dec. 17, 2025
Net Derivative Financial Liability	$ (72)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Sixteen [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	MUFG
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 20, 2024
Maturity date of hedging instrument	Feb. 19, 2026
Net Derivative Financial Liability	$ (934)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Seventeen [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Mizuho
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 20, 2024
Maturity date of hedging instrument	Feb. 19, 2026
Net Derivative Financial Liability	$ (1,017)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Eighteen [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Mizuho
Value of hedging instrument	$ 19,000,000
Starting date of Hedging instrument	Dec. 20, 2024
Maturity date of hedging instrument	Feb. 19, 2026
Net Derivative Financial Liability	$ (433)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Nineteen [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	MUFG
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 23, 2024
Maturity date of hedging instrument	Mar. 25, 2026
Net Derivative Financial Liability	$ (456)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Mizuho
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 23, 2024
Maturity date of hedging instrument	Mar. 25, 2026
Net Derivative Financial Liability	$ (496)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	SMBC
Value of hedging instrument	$ 28,000,000
Starting date of Hedging instrument	Dec. 23, 2024
Maturity date of hedging instrument	Mar. 25, 2026
Net Derivative Financial Liability	$ (187)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Santander Chile
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 26, 2024
Maturity date of hedging instrument	May 15, 2026
Net Derivative Financial Liability	$ (90)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	BNP Paribas
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 26, 2024
Maturity date of hedging instrument	May 15, 2026
Net Derivative Financial Liability	$ (253)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty Four [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	BNP Paribas
Value of hedging instrument	$ 36,000,000
Starting date of Hedging instrument	Dec. 26, 2024
Maturity date of hedging instrument	May 15, 2026
Net Derivative Financial Liability	$ (226)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty Five [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	MUFG
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 27, 2024
Maturity date of hedging instrument	Jun. 24, 2026
Net Derivative Financial Liability	$ (60)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty Six [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	BNP Paribas
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 27, 2024
Maturity date of hedging instrument	Jun. 24, 2026
Net Derivative Financial Liability	$ 82	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty Seven [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Mizuho
Value of hedging instrument	$ 32,000,000
Starting date of Hedging instrument	Dec. 27, 2024
Maturity date of hedging instrument	Jun. 24, 2026
Net Derivative Financial Liability	$ 12	$ 0